Summary of Significant Accounting Policies (Details) - Schedule of Types of Goods - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Types of Goods [Abstract]
Total Revenue	$ 48,190,076	$ 54,832,847	$ 103,346,341	$ 104,037,710	$ 89,061,010
Self-Manufactured Products [Member]
Schedule of Types of Goods [Abstract]
Total Revenue	23,435,544	27,046,663	50,514,976	48,059,165	44,473,076
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers [Member]
Schedule of Types of Goods [Abstract]
Total Revenue	$ 24,754,532	$ 27,786,184	$ 52,831,365	$ 55,978,545	$ 44,587,934